SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options Outstanding, Begining Balance	1,915,000
Average Exercise Price, Begining Balance	$ 1.01
Average Remaining Contractual Life (Years), Outstanding	4 years 8 months 26 days	2 years 9 months 14 days
Number of Options Outstanding, Issued	420,000
Average Exercise Price, Issued	$ 0.15
Average Remaining Contractual Life (Years), Issued	6 years 11 months 15 days
Number of Options Outstanding, Exercised	430,000
Average Exercise Price, Exercised		$ 1.00
Number of Options Outstanding, Ending Balance	1,905,000	1,915,000
Average Exercise Price, Ending Balance	$ 0.56	$ 1.01